PROMISSORY NOTES RECEIVABLE (Details 1) - Revolving lines of credit - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Promissory Note Receivable [Line Items]
Balance		$ 19,671	$ 220
Interest Income		916	0
Compassionate Care Foundation, Inc. ("CCF")
Promissory Note Receivable [Line Items]
Maximum Obligation	[1]	$ 12,500
Interest Rate	[1]	18.00%
Balance	[1]	$ 5,616	0
Interest Income	[1]	334	0
Prime Alternative Treatment Care Consulting, LLC ("PATCC")
Promissory Note Receivable [Line Items]
Maximum Obligation	[2]	$ 4,650
Interest Rate	[2]	15.00%
Balance	[2]	$ 4,650	0
Interest Income	[2]	352	0
Greenleaf
Promissory Note Receivable [Line Items]
Maximum Obligation	[3]	$ 16,000
Interest Rate	[3]	5.50%
Balance	[3]	$ 7,030	0
Interest Income	[3]	68	0
Patient Centric of Martha's Vineyard, Ltd. ("PCMV")
Promissory Note Receivable [Line Items]
Maximum Obligation	[4]	$ 4,000
Interest Rate	[4]	15.00%
Balance	[4]	$ 856	0
Interest Income	[4]	15	0
Health Circle, Inc.
Promissory Note Receivable [Line Items]
Maximum Obligation	[5]	$ 8,000
Interest Rate	[5]	15.00%
Balance	[5]	$ 1,519	220
Interest Income	[5]	$ 147	$ 0

[1]	In September 2018, the Company entered into a management agreement to provide certain advisory and consulting services to CCF for a monthly fee based on product sales. As a result, the existing loan balance converted into the first advance on a revolving credit facility. Upon certain changes in New Jersey state laws, the management agreement would terminate and any outstanding obligations on the line of credit are convertible to an ownership interest of CCF, and the Company determined the related conversion feature to be immaterial as at December 31, 2018. The line of credit matures in May 2023. This line of credit is held at FVTPL due to the conversion feature. The line of credit was issued at market rate, and as such the total carrying value plus accrued interest approximates the fair value as at December 31, 2018. Increases in market interest rates would result in a corresponding decrease in the line of credit's fair value.
[2]	Prime Alternative Treatment Center, Inc. is a non-profit license holder in New Hampshire managed by the Company's consolidated subsidiary PATCC. The line of credit matures in August 2022.
[3]	During the year, the Company entered into management contracts with Greenleaf (see Note 5 for further discussion) and extended lines of credit in connection with the agreements. The lines of credit mature in June 2023.
[4]	In November 2018, the Company entered into a management services agreement with PCMV. Upon certain changes in Massachusetts state laws, the management agreement would become convertible to an ownership interest in PCMV. No contingent assets were recognized as part of this transaction. The line of credit matures in November 2023.
[5]	Health Circle, Inc. is a non-profit license holder in Massachusetts managed by the Company's consolidated subsidiary MA RMDS. The line of credit matures in November 2032.